Events occurring after the balance sheet date (Details) - Changes in relation to Management Board	Dec. 31, 2022	May 03, 2022
Chief Executive Officer
Events after balance sheet date
Period of time person was heading the Company before stepping down	10 years
Chief Financial Officer
Events after balance sheet date
Period of new contract		5 years